Share-Based Compensation - Summary of Stock Option Activity (Detail) - Stock Option [Member] - 2015 EIP [Member] - $ / shares	3 Months Ended	12 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Mar. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options outstanding ,Beginning balance	9,389,371	8,176,814
Options Granted	3,798,605	1,482,604
Options Forfeited/Canceled	(106,428)	(270,047)
Stock options outstanding , Ending balance	13,081,548	9,389,371	8,176,814
Stock options exercisable		5,533,848
Weighted average exercise price, Beginning balance	$ 26.61	$ 24.52
Weighted average exercise price, Granted	29.26	38.71
Weighted average exercise price,Forfeited/Canceled	30.27	29.89
Weighted average exercise price, Ending balance	27.35	26.61	$ 24.52
Weighted average exercise price, exercisable		21.52
Weighted Average Grant Date Fair Value, Beginning balance	$ 17.90	16.53
Weighted average grant date fair value, Granted		25.37
Weighted Average Grant Date Fair Value, Granted		19.85
Weighted Average Grant Date Fair Value, Ending balance		17.90	$ 16.53
Weighted Average Grant Date Fair Value, exercisable		$ 14.95
Weighted Average Remaining Contractual Life		7 years 3 months 3 days	7 years 11 months 4 days
Weighted Average Remaining Contractual Life, exercisable		6 years 5 months 26 days